UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from September 1, 2016 to September 30, 2016
Commission File Number of issuing entity: 333-174975-06
Central Index Key Number of issuing entity: 0001567980
CarMax Auto Owner Trust 2013-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-174975
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Andrew J. McMonigle, Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
46-6203302
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2013-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 8, 2016.
Central Index Key (CIK) of Securitizer: 0001259380.
PART II – OTHER INFORMATION
Item 10. Exhibits.
Exhibit 99.1    Monthly Servicer's Certificate for the collection period commencing September 1, 2016 and ending September 30, 2016

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2013-1
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	October 17, 2016	By:	/s/ Andrew J. McMonigle
Andrew J. McMonigle
Treasurer

Exhibit Index

Exhibit            Description
Exhibit 99.1    Monthly Servicer's Certificate for the collection period commencing September 1, 2016 and ending September 30, 2016

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